Intangible assets, net (Summary of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	¥ 1,884,731		¥ 1,883,525
Accumulated amortization, Total	(575,165)		(351,297)
Net book value	1,309,566	$ 200,417	1,532,228
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	1,643,080		1,642,844
Accumulated amortization, Total	(432,630)		(259,971)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	215,065		215,065
Accumulated amortization, Total	(119,274)		(72,566)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	26,586		25,616
Accumulated amortization, Total	¥ (23,261)		¥ (18,760)